Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Current and Non-current Contract Liabilities

Current contract liabilities:

	31 December 2018	31 December 2017
Contract liabilities	255,756	—

	255,756	—

Non-current contract liabilities:

	31 December 2018	31 December 2017
Contract liabilities	131,598	—

	131,598	—

Summary of Unrealized Performance Obligation of Contract Liabilities

The following table shows unrealized performance obligation result as of 31 December, 2018;

31 December 2018
Mobile telecommunications service	101,006
Other (*)	429,889

Total	530,895

(*)	In consist of Hospital Revenue